Risk/Return Detail Data - FidelityOTCPortfolio-AMCIZPRO - USD ($)			12 Months Ended											60 Months Ended	120 Months Ended
		Oct. 29, 2025	Oct. 29, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Oct. 29, 2025	Oct. 29, 2025
FidelityOTCPortfolio-AMCIZPRO | Fidelity OTC Portfolio | Fidelity Advisor OTC Fund - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		5.75%
Maximum Deferred Sales Charge (as a percentage)	[1]	0.00%
Management Fees (as a percentage of Assets)	[2]	0.80%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		1.05%
Expense Example, with Redemption, 1 Year		$ 676
Expense Example, with Redemption, 3 Years		890
Expense Example, with Redemption, 5 Years		1,121
Expense Example, with Redemption, 10 Years		1,784
Expense Example, No Redemption, 1 Year		676
Expense Example, No Redemption, 3 Years		890
Expense Example, No Redemption, 5 Years		1,121
Expense Example, No Redemption, 10 Years		$ 1,784
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			34.61%											19.06%	17.72%
Annual Return [Percent]				34.61%	42.64%	(32.12%)	25.04%	46.79%	39.22%	(3.21%)	38.59%	3.11%	10.92%
FidelityOTCPortfolio-AMCIZPRO | Fidelity OTC Portfolio | Fidelity Advisor OTC Fund - Class M
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		3.50%
Maximum Deferred Sales Charge (as a percentage)	[1]	0.00%
Management Fees (as a percentage of Assets)	[2]	0.79%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		1.30%
Expense Example, with Redemption, 1 Year		$ 478
Expense Example, with Redemption, 3 Years		748
Expense Example, with Redemption, 5 Years		1,038
Expense Example, with Redemption, 10 Years		1,863
Expense Example, No Redemption, 1 Year		478
Expense Example, No Redemption, 3 Years		748
Expense Example, No Redemption, 5 Years		1,038
Expense Example, No Redemption, 10 Years		$ 1,863
FidelityOTCPortfolio-AMCIZPRO | Fidelity OTC Portfolio | Fidelity Advisor OTC Fund - Class C
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)	[3]	1.00%
Management Fees (as a percentage of Assets)	[2]	0.79%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		1.79%
Expenses Deferred Charges [Text Block]		On Class C shares redeemed less than one year after purchase.
Expense Example, with Redemption, 1 Year		$ 282
Expense Example, with Redemption, 3 Years		563
Expense Example, with Redemption, 5 Years		970
Expense Example, with Redemption, 10 Years		1,911
Expense Example, No Redemption, 1 Year		182
Expense Example, No Redemption, 3 Years		563
Expense Example, No Redemption, 5 Years		970
Expense Example, No Redemption, 10 Years		$ 1,911
FidelityOTCPortfolio-AMCIZPRO | Fidelity OTC Portfolio | Fidelity Advisor OTC Fund - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)	[2]	0.79%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.79%
Expense Example, with Redemption, 1 Year		$ 81
Expense Example, with Redemption, 3 Years		252
Expense Example, with Redemption, 5 Years		439
Expense Example, with Redemption, 10 Years		978
Expense Example, No Redemption, 1 Year		81
Expense Example, No Redemption, 3 Years		252
Expense Example, No Redemption, 5 Years		439
Expense Example, No Redemption, 10 Years		$ 978
FidelityOTCPortfolio-AMCIZPRO | Fidelity OTC Portfolio | Fidelity Advisor OTC Fund - Class Z
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)	[2]	0.68%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		0.69%
Expense Example, with Redemption, 1 Year		$ 70
Expense Example, with Redemption, 3 Years		221
Expense Example, with Redemption, 5 Years		384
Expense Example, with Redemption, 10 Years		859
Expense Example, No Redemption, 1 Year		70
Expense Example, No Redemption, 3 Years		221
Expense Example, No Redemption, 5 Years		384
Expense Example, No Redemption, 10 Years		$ 859
FidelityOTCPortfolio-AMCIZPRO | Fidelity OTC Portfolio
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity® OTC Portfolio/Fidelity Advisor® OTC Fund A, M, C, I, Z
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® OTC Portfolio seeks capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 32 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 53% of the average value of its portfolio.
Portfolio Turnover, Rate		53.00%
Expenses Deferred Charges [Text Block]		Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 32 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing primarily in common stocks.Normally investing at least 80% of assets in securities principally traded on NASDAQ® or an over-the-counter (OTC) market. The Adviser defines NASDAQ® and OTC securities as securities principally traded on either the NASDAQ® exchange or the OTC market (a telephone or computer network that connects securities dealers), which may include equity or debt securities. These securities can be issued by companies of any size. However, the OTC market has more small and medium-sized companies than other markets. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing more than 25% of total assets in the technology sector.Investing in domestic and foreign issuers.Investing in either "growth" stocks or "value" stocks or both.Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of Fidelity® OTC Portfolio, a class of shares of the fund, from year to year and compares the performance of this class to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information for Fidelity® OTC Portfolio, a class of shares of the fund. Performance history will be available at institutional.fidelity.com for Class A, Class M, Class C, Class I, and Class Z after Class A, Class M, Class C, Class I, and Class Z have been in operation for one calendar year.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of Fidelity® OTC Portfolio, a class of shares of the fund, from year to year and compares the performance of this class to the performance of a securities market index and an additional index over various periods of time.
Performance One Year or Less [Text]		Performance history will be available at institutional.fidelity.com for Class A, Class M, Class C, Class I, and Class Z after Class A, Class M, Class C, Class I, and Class Z have been in operation for one calendar year.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart, Returns for Class Not Offered in Prospectus [Text]		* The returns shown above are for Fidelity® OTC Portfolio, a class of shares of the fund that is not offered through this prospectus. Class A, Class M, Class C, Class I, and Class Z would have substantially similar annual returns to Fidelity® OTC Portfolio because the classes are invested in the same portfolio of securities. Class A's, Class M's, Class C's, Class I's, and Class Z's returns would differ from Fidelity® OTC Portfolio's returns only to the extent that the classes do not have the same expenses.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2025
Bar Chart, Year to Date Return		3.12%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		30.92%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(22.22%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityOTCPortfolio-AMCIZPRO | Fidelity OTC Portfolio | After Taxes on Distributions | Fidelity Advisor OTC Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			30.37%											16.97%	15.85%
FidelityOTCPortfolio-AMCIZPRO | Fidelity OTC Portfolio | After Taxes on Distributions and Sales | Fidelity Advisor OTC Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			23.02%											14.99%	14.40%
FidelityOTCPortfolio-AMCIZPRO | Fidelity OTC Portfolio | NS004
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Nasdaq Composite Index®
Average Annual Return, Percent			29.57%											17.49%	16.20%
FidelityOTCPortfolio-AMCIZPRO | Fidelity OTC Portfolio | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%											14.53%	13.10%
FidelityBlueChipGrowthFund-AMCIZPRO | Fidelity Blue Chip Growth Fund | Fidelity Advisor Blue Chip Growth Fund - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		5.75%
Maximum Deferred Sales Charge (as a percentage)	[4]	0.00%
Management Fees (as a percentage of Assets)	[5]	0.72%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.97%
Expense Example, with Redemption, 1 Year		$ 668
Expense Example, with Redemption, 3 Years		866
Expense Example, with Redemption, 5 Years		1,080
Expense Example, with Redemption, 10 Years		1,696
Expense Example, No Redemption, 1 Year		668
Expense Example, No Redemption, 3 Years		866
Expense Example, No Redemption, 5 Years		1,080
Expense Example, No Redemption, 10 Years		$ 1,696
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			39.70%											21.64%	18.10%
Annual Return [Percent]				39.70%	55.60%	(38.46%)	22.71%	62.23%	33.44%	1.07%	36.06%	1.59%	6.28%
FidelityBlueChipGrowthFund-AMCIZPRO | Fidelity Blue Chip Growth Fund | Fidelity Advisor Blue Chip Growth Fund - Class M
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		3.50%
Maximum Deferred Sales Charge (as a percentage)	[4]	0.00%
Management Fees (as a percentage of Assets)	[5]	0.71%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		1.21%
Expense Example, with Redemption, 1 Year		$ 469
Expense Example, with Redemption, 3 Years		721
Expense Example, with Redemption, 5 Years		992
Expense Example, with Redemption, 10 Years		1,765
Expense Example, No Redemption, 1 Year		469
Expense Example, No Redemption, 3 Years		721
Expense Example, No Redemption, 5 Years		992
Expense Example, No Redemption, 10 Years		$ 1,765
FidelityBlueChipGrowthFund-AMCIZPRO | Fidelity Blue Chip Growth Fund | Fidelity Advisor Blue Chip Growth Fund - Class C
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)	[6]	1.00%
Management Fees (as a percentage of Assets)	[5]	0.72%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		1.72%
Expenses Deferred Charges [Text Block]		On Class C shares redeemed less than one year after purchase.
Expense Example, with Redemption, 1 Year		$ 275
Expense Example, with Redemption, 3 Years		542
Expense Example, with Redemption, 5 Years		933
Expense Example, with Redemption, 10 Years		1,831
Expense Example, No Redemption, 1 Year		175
Expense Example, No Redemption, 3 Years		542
Expense Example, No Redemption, 5 Years		933
Expense Example, No Redemption, 10 Years		$ 1,831
FidelityBlueChipGrowthFund-AMCIZPRO | Fidelity Blue Chip Growth Fund | Fidelity Advisor Blue Chip Growth Fund - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)	[5]	0.72%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.72%
Expense Example, with Redemption, 1 Year		$ 74
Expense Example, with Redemption, 3 Years		230
Expense Example, with Redemption, 5 Years		401
Expense Example, with Redemption, 10 Years		894
Expense Example, No Redemption, 1 Year		74
Expense Example, No Redemption, 3 Years		230
Expense Example, No Redemption, 5 Years		401
Expense Example, No Redemption, 10 Years		$ 894
FidelityBlueChipGrowthFund-AMCIZPRO | Fidelity Blue Chip Growth Fund | Fidelity Advisor Blue Chip Growth Fund - Class Z
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)	[5]	0.61%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.61%
Expense Example, with Redemption, 1 Year		$ 62
Expense Example, with Redemption, 3 Years		195
Expense Example, with Redemption, 5 Years		340
Expense Example, with Redemption, 10 Years		762
Expense Example, No Redemption, 1 Year		62
Expense Example, No Redemption, 3 Years		195
Expense Example, No Redemption, 5 Years		340
Expense Example, No Redemption, 10 Years		$ 762
FidelityBlueChipGrowthFund-AMCIZPRO | Fidelity Blue Chip Growth Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity® Blue Chip Growth Fund/Fidelity Advisor® Blue Chip Growth Fund A, M, C, I, Z
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Blue Chip Growth Fund seeks growth of capital over the long term.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 32 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 34% of the average value of its portfolio.
Portfolio Turnover, Rate		34.00%
Expenses Deferred Charges [Text Block]		Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 32 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing primarily in common stocks.Normally investing at least 80% of assets in blue chip companies (companies that, in Fidelity Management & Research Company LLC (FMR)'s view, are well-known, well-established and well-capitalized), which generally have large or medium market capitalizations.Investing in companies that FMR believes have above-average growth potential (stocks of these companies are often called "growth" stocks).Investing in domestic and foreign issuers.Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.Effective December 11, 2025, normally investing at least 80% of assets in blue chip growth companies. Blue chip companies are companies that, in the Adviser's view, are well-known, well-established and well-capitalized, which, for purposes of this fund, are companies with a higher market capitalization than the lowest capitalized company in any of the S&P 500 Index, Russell 1000 Index, or Dow Jones Industrial Average. Growth companies are companies the Adviser believes have above average growth potential. The Adviser considers a number of factors in determining a company's growth potential, such as whether the company is included in a third-party growth benchmark or classified as a growth company by a third-party vendor, if the company's projected earnings per share growth, sales growth per share or free cash flow growth or its trailing earnings per share growth is above the equity market median, if the company's research and development expenses exceed sales, general and administrative expenses, or if the company is raising capital to grow, fund or expand its business. A company's growth potential can be determined under any of these factors. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of Fidelity® Blue Chip Growth Fund, a class of shares of the fund, from year to year and compares the performance of this class to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information for Fidelity® Blue Chip Growth Fund, a class of shares of the fund. Performance history will be available at institutional.fidelity.com for Class A, Class M, Class C, Class I, and Class Z after Class A, Class M, Class C, Class I, and Class Z have been in operation for one calendar year.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of Fidelity® Blue Chip Growth Fund, a class of shares of the fund, from year to year and compares the performance of this class to the performance of a securities market index and an additional index over various periods of time.
Performance One Year or Less [Text]		Performance history will be available at institutional.fidelity.com for Class A, Class M, Class C, Class I, and Class Z after Class A, Class M, Class C, Class I, and Class Z have been in operation for one calendar year.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart, Returns for Class Not Offered in Prospectus [Text]		* The returns shown above are for Fidelity® Blue Chip Growth Fund, a class of shares of the fund that is not offered through this prospectus. Class A, Class M, Class C, Class I, and Class Z would have substantially similar annual returns to Fidelity® Blue Chip Growth Fund because the classes are invested in the same portfolio of securities. Class A's, Class M's, Class C's, Class I's, and Class Z's returns would differ from Fidelity® Blue Chip Growth Fund's returns only to the extent that the classes do not have the same expenses.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2025
Bar Chart, Year to Date Return		4.18%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		37.82%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(27.30%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityBlueChipGrowthFund-AMCIZPRO | Fidelity Blue Chip Growth Fund | After Taxes on Distributions | Fidelity Advisor Blue Chip Growth Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			37.64%											20.30%	16.81%
FidelityBlueChipGrowthFund-AMCIZPRO | Fidelity Blue Chip Growth Fund | After Taxes on Distributions and Sales | Fidelity Advisor Blue Chip Growth Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			24.72%											17.42%	14.98%
FidelityBlueChipGrowthFund-AMCIZPRO | Fidelity Blue Chip Growth Fund | RS004
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 1000® Growth Index
Average Annual Return, Percent			33.36%											18.96%	16.78%
FidelityBlueChipGrowthFund-AMCIZPRO | Fidelity Blue Chip Growth Fund | RS001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 1000® Index
Average Annual Return, Percent			24.51%											14.28%	12.87%
Document Type		497
Registrant Name		Fidelity Securities Fund

[1]	AClass A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
[2]	AThe management fee comprises a basic fee, which may vary by class, that is adjusted up or down by a maximum of 0.20% based on the performance of the fund or a designated class of the fund relative to that of the Nasdaq Composite Index®. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information. The performance adjustment component of the management fee represents activity for the period from October 8, 2024 (commencement of class operations) until July 31, 2025. Had the class been in existence for the entire fiscal year ended July 31, 2025, the management fee would have been 0.76%, 0.77%, 0.76%, 0.77% and 0.65% for Class A, Class M, Class C, Class I and Class Z, respectively.
[3]	BOn Class C shares redeemed less than one year after purchase.
[4]	AClass A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
[5]	AThe management fee comprises a basic fee, which may vary by class, that is adjusted up or down by a maximum of 0.20% based on the performance of the fund or a designated class of the fund relative to that of the Russell 1000® Growth Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information. The performance adjustment component of the management fee represents activity for the period from October 8, 2024 (commencement of class operations) until July 31, 2025. Had the class been in existence for the entire fiscal year ended July 31, 2025, the management fee would have been 0.64%, 0.65%, 0.64%, 0.64% and 0.53% for Class A, Class M, Class C, Class I and Class Z, respectively.
[6]	BOn Class C shares redeemed less than one year after purchase.